Equity-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
We have share option, phantom share unit (“PSU”) and directors’ deferred share unit (“DSU”) plans. The equity-based compensation expense included in the consolidated statement of earnings for the year ended December 31, 2022 was $5 million (2021 - $40 million).
Accounting policies
We estimate the fair value of outstanding share options using the Black-Scholes option-pricing model and the fair value of our PSU plan and directors’ DSU plan using an intrinsic valuation model at each balance sheet date. We record the resulting expense or recovery, over the related vesting period, through a charge or recovery to earnings.
Equity derivative contracts are sometimes used to provide a partial offset to our exposure to fluctuations in equity-based compensation from our stock option, PSU and DSU plans. These derivatives are fair valued at each balance sheet date using an intrinsic valuation model and the resulting expense or recovery is offset against the related equity-based compensation.
If a share option holder elects to acquire Common shares, both the exercise price and the accrued liability are credited to shareholders’ equity.
Supporting information
Share option plan
Under our share option plan, officers and employees may be granted options to purchase up to 8,295,940 Common shares, of which 910,424 remain available for issuance.
Our share option plans include equity-based plans assumed from Norbord as part of the Norbord Acquisition. The assumed Norbord share purchase option plans (“Assumed Option Plans”) were fair valued at the Norbord Acquisition date. From February 1 to April 20, 2021, the Assumed Option Plans were accounted for as equity-settled plans. On April 20, 2021, our Board of Directors approved a change to allow the Assumed Option Plans holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. The change required us to fair value the Assumed Option Plan on April 20, 2021 and convert from equity-settled accounting to cash-settled accounting for the Assumed Option Plans. Cash-settled accounting is consistent with the West Fraser option plan. Any changes in fair value from April 20, 2021 onwards resulted in an expense or recovery over the vesting period in the same manner as the rest of our option plans. This change to the Assumed Option Plans did not in any way affect the value of the instruments to the holders. No additional options may be offered under the Assumed Option Plans.
The exercise price of a share option is determined in accordance with the plan and is generally the closing price of a Common share on the trading day immediately preceding the grant date. Our share option plans give the share option holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. Options vest at 20% per year from the grant date and expire after 10 years.
In 2022, we have recorded a recovery of $4 million (2021 – expense of $47 million) related to the share option plans. The liability associated with the share option plan is tracked in Canadian dollars and is based on prices published by the TSX. A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2022		2021
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	1,077,840	$66.64	1,316,994	$53.64
Assumed in Norbord Acquisition (note 3)	—	—	887,961	51.85
Granted	124,566	123.63	171,975	92.79
Exercised	(351,448)	62.83	(1,284,284)	46.43
Expired / Cancelled	(9,653)	108.40	(14,806)	92.79
Outstanding - end of year	841,305	$76.19	1,077,840	$66.64
Exercisable - end of year	408,115	$62.71	563,102	$61.50
The following table summarizes information about the share options outstanding and exercisable at December 31, 2022 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$38.95 - $56.00	243,412	4.4	$49.59	190,087	$48.00
$64.50 - $73.99	284,745	6.0	68.40	149,270	69.71
$85.40 - $92.79	193,467	7.3	90.70	68,758	88.16
$123.63	119,681	9.1	123.63	—	n/a
	841,305	6.3	$76.19	408,115	$62.71
The weighted average share price at the date of exercise for share options exercised during the year was CAD$120.95 per share (2021 - CAD$100.85 per share).
The accrued liability related to the share option plan based on the Black-Scholes option-pricing model was $23 million at December 31, 2022 (December 31, 2021 - $44 million). The weighted average fair value of the options used in the calculation was CAD$35.59 per option at December 31, 2022 (December 31, 2021 - CAD$52.29 per option).
The inputs to the option model are as follows:

	2022	2021
Weighted-average share price on balance sheet date	CAD$98.20	CAD$120.68
Weighted average exercise price	CAD$76.19	CAD$66.64
Expected dividend	CAD$1.63	CAD$1.01
Expected volatility	45.15%	42.94%
Weighted average interest rate	3.77%	1.11%
Weighted average expected remaining life in years	4.14	6.44
The expected dividend on our shares was based on the annualized dividend rate at each period-end. Expected volatility was based on five years of historical data. The interest rate for the life of the options was based on the implied yield available on government bonds with an equivalent remaining term at each period-end. Historical data was used to estimate the expected life of the options and forfeiture rates.
The intrinsic value of options issued under the share option plans at December 31, 2022 was CAD$14 million (December 31, 2021 - CAD$33 million). The intrinsic value is determined based on the difference between the weighted-average share price on the last business day of the month and the exercise price, multiplied by the sum of the related vested options.
Phantom share unit plan

Our PSU plan is intended to supplement, in whole or in part, or replace the granting of share options as long-term incentives for officers and employees. The plan provides for two types of units which vest on the third anniversary of the grant date. A restricted share unit pays out based on the volume weighted average price per Common share on the trading day immediately preceding its vesting date (the “vesting date value”). A performance share unit pays out at a value between 0% and 200% of its vesting date value contingent upon our performance relative to a peer group of companies over the three-year performance period. Officers and employees granted units under the plan are also entitled to additional units to reflect cash dividends paid on Common shares from the applicable grant date until payout.
We have recorded an expense of $10 million (2021 - expense of $11 million) related to the PSU plan. The number of units outstanding as at December 31, 2022 was 184,207 (December 31, 2021 – 169,385), including performance share units totalling 167,156 (December 31, 2021 – 90,813).
Directors’ deferred share unit plans
We have DSU plans which provides a structure for directors, who are not employees of the Company, to accumulate an equity-like holding in West Fraser. The DSU plans allow directors to participate in the growth of West Fraser by providing a deferred payment based on market pricing of our Common shares at the time of redemption. Each director receives deferred share units in payment of an annual equity retainer until a minimum equity holding is reached and may elect to receive units in payment of up to 100% of other fees earned. After a minimum equity holding is reached, directors may elect to receive the equity retainer in units or cash. The units are issued based on the market price of our Common shares at the time of issue. Additional units are issued to take into account the value of dividends paid on Common shares from the date of issue to the date of redemption. Units are redeemable only after a director retires, resigns or otherwise leaves the board. The redemption value is equal to the market price of our Common shares at the date of redemption. A holder of units may elect to redeem units in cash or receive Common shares having an equivalent value.
We have recorded a recovery of $1 million (2021 - expense of $5 million) related to the DSU plan. The number of units outstanding as at December 31, 2022 was 97,884 (December 31, 2021 - 92,120).
Equity-based compensation hedge
In 2021, we were party to an equity derivative contract providing an offset for 1,000,000 Common share equivalents against our exposure to fluctuations in equity-based compensation expense from our stock option, PSU and DSU plans. The equity derivative contract matured in December 2021 and was closed out. A recovery of $23 million was included in equity-based compensation expense related to our equity derivative contract for the year ended December 31, 2021.